Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 219	$ 0	$ 0
State	364	86	264
Foreign	481	392	354
Current Income Tax, Total	1,064	478	618
Deferred:
Federal	(56,750)	1,453	1,898
State	(13,705)	343	869
Foreign	(41)	74	(399)
Deferred Income Tax, Total	(70,496)	1,870	2,368
Income tax provision (benefit)	$ (69,432)	$ 2,348	$ 2,986